Taxation (Details 5) (CNY) In Thousands, unless otherwise specified	Dec. 31, 2014
Net operating loss carry forwards
Net operating loss carry forwards from certain subsidiary, VIEs and VIE's subsidiary	34,217
Expiring on 31st December 2015
Net operating loss carry forwards
Net operating loss carry forwards from certain subsidiary, VIEs and VIE's subsidiary	1,983
Expiring on 31st December 2016
Net operating loss carry forwards
Net operating loss carry forwards from certain subsidiary, VIEs and VIE's subsidiary	6,392
Expiring on 31st December 2017
Net operating loss carry forwards
Net operating loss carry forwards from certain subsidiary, VIEs and VIE's subsidiary	3,522
Expiring on 31st December 2018
Net operating loss carry forwards
Net operating loss carry forwards from certain subsidiary, VIEs and VIE's subsidiary	5,043
Expiring on 31st December 2019
Net operating loss carry forwards
Net operating loss carry forwards from certain subsidiary, VIEs and VIE's subsidiary	16,204